Discontinued Operations - Additional Information (Detail) S/ in Thousands, $ in Thousands							12 Months Ended
	Dec. 04, 2018 PEN (S/)	Dec. 04, 2018 USD ($)	Mar. 28, 2018 PEN (S/)	Mar. 28, 2018 USD ($)	Jun. 06, 2017 PEN (S/)	Jun. 06, 2017 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure Of Discontinued Operation [line items]
Percentage of interest in property	73.16%	73.16%
GMD SA [member]
Disclosure Of Discontinued Operation [line items]
Percentage of interest in property					89.19%	89.19%
Agreed selling price					S/ 269,900	$ 84,700
Gain loss on sale of subsidiaries									S/ 218,300	$ 64,600
CAM Chile S.A. [member]
Disclosure Of Discontinued Operation [line items]
Agreed selling price	S/ 51,700	$ 15,780
CAM Servicios del Peru SA [member]
Disclosure Of Discontinued Operation [line items]
Agreed selling price	S/ 10,400	$ 3,000
Stracon GyM member]
Disclosure Of Discontinued Operation [line items]
Percentage of interest in property			87.59%	87.59%
Agreed selling price			S/ 248,800	$ 76,800
Gain loss on sale of subsidiaries | $								$ 41,900
CAM Chile SA and CAM Servicios Del Peru SA [member]
Disclosure Of Discontinued Operation [line items]
Gain loss on sale of subsidiaries | S/							S/ 31,700
Red eagle mining corporation [member]
Disclosure Of Discontinued Operation [line items]
Percentage of interest in property									6.18%	6.18%
Agreed selling price									S/ 16,240	$ 3,990